                          [PACIFIC CAPITAL FUNDS LOGO]

                               CLASS A/B/Y SHARES
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                 PROSPECTUS SUPPLEMENT DATED FEBRUARY 27, 2004
                     TO PROSPECTUSES DATED DECEMBER 1, 2003

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             IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

                AND OTHER IMPORTANT INFORMATION FOR SHAREHOLDERS

GROWTH STOCK FUND, GROWTH AND INCOME FUND AND VALUE FUND

As set forth in greater detail in the Pacific Capital Funds (the "Funds" or the "Trust") prospectuses, the Growth Stock Fund, Growth and Income Fund and Value Fund have each adopted non-fundamental investment policies to invest at least 65% of the Fund's total assets (80% of net assets in the case of the Growth Stock Fund) in a diversified portfolio of common stocks of U.S. companies (and foreign companies in the case of the Growth Stock Fund) with market capitalizations greater than $750 million and securities that are convertible into such common stocks.

Management intends to propose at an upcoming meeting of the Trust's Board of Trustees that each Fund's non-fundamental investment policies be revised to increase the minimum market capitalization to $1 billion. Subject to Board approval, it is anticipated that such changes will become effective for each Fund on April 30, 2004.

CLASS A SHARES -- REVISED FRONT-END SALES CHARGES

Effective April 30, 2004, Class A shares of the Funds will be subject to the following revised front-end sales charges, which in many cases differ from the current front-end sales charges on Class A shares of the Funds. Accordingly, the following information will replace the information set forth on pages 67-69 of the Class A/B prospectus (with respect to all Funds except Mid-Cap Fund) and page 18 of the Class A Mid-Cap Fund prospectus:

FOR THE NEW ASIA GROWTH FUND, INTERNATIONAL STOCK FUND, SMALL CAP FUND, MID-CAP FUND, GROWTH STOCK FUND, GROWTH AND INCOME FUND AND VALUE FUND

                                          SALES CHARGE     SALES CHARGE     DEALER PAYMENT
                 YOUR                      AS A % OF         AS A % OF        AS A % OF
              INVESTMENT                 OFFERING PRICE   YOUR INVESTMENT   OFFERING PRICE
---------------------------------------  --------------   ---------------   --------------
Less than $50,000                            5.25%             5.54%            4.73%
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$50,000 but less than $100,000               4.50%             4.71%            4.05%
------------------------------------------------------------------------------------------
$100,000 but less than $250,000              3.75%             3.90%            3.38%
------------------------------------------------------------------------------------------
$250,000 but less than $500,000              3.25%             3.36%            2.93%
------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000            2.75%             2.83%            2.48%
------------------------------------------------------------------------------------------
$1,000,000 and above(1)                      0.00%             0.00%            0.00%

(1) You will pay a contingent deferred sales charge (CDSC) on these shares of up to 1.00% of the purchase price if you redeem them in the first 18 months after purchase. The Distributor will base this charge on the lower of your cost for the shares or their NAV at the time of sale. The CDSC does not apply to reinvested distributions.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES
CONTINUED

FOR THE TAX-FREE SECURITIES FUND AND DIVERSIFIED FIXED INCOME FUND

                                          SALES CHARGE     SALES CHARGE     DEALER PAYMENT
                 YOUR                      AS A % OF         AS A % OF        AS A % OF
              INVESTMENT                 OFFERING PRICE   YOUR INVESTMENT   OFFERING PRICE
---------------------------------------  --------------   ---------------   --------------
Less than $50,000                            4.00%             4.17%            3.60%
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$50,000 but less than $100,000               3.50%             3.63%            3.15%
------------------------------------------------------------------------------------------
$100,000 but less than $250,000              3.25%             3.36%            2.93%
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$250,000 but less than $500,000              3.00%             3.09%            2.70%
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$500,000 but less than $1,000,000            2.50%             2.56%            2.25%
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$1,000,000 and above(1)                      0.00%             0.00%            0.00%

(1) You will pay a contingent deferred sales charge (CDSC) on these shares of up to 1.00% of the purchase price if you redeem them in the first 18 months after purchase. The Distributor will base this charge on the lower of your cost for the shares or their NAV at the time of sale. The CDSC does not apply to reinvested distributions.

FOR THE SHORT INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND, TAX-FREE SHORT INTERMEDIATE SECURITIES FUND AND ULTRA SHORT GOVERNMENT FUND

                                          SALES CHARGE     SALES CHARGE     DEALER PAYMENT
                 YOUR                      AS A % OF         AS A % OF        AS A % OF
              INVESTMENT                 OFFERING PRICE   YOUR INVESTMENT   OFFERING PRICE
---------------------------------------  --------------   ---------------   --------------
Less than $100,000                           2.25%             2.30%            2.03%
------------------------------------------------------------------------------------------
$100,000 but less than $250,000              1.75%             1.78%            1.58%
------------------------------------------------------------------------------------------
$250,000 but less than $500,000              1.25%             1.27%            1.13%
------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000            1.00%             1.01%            0.90%
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$1,000,000 and above(1)                      0.00%             0.00%            0.00%

(1) You will pay a contingent deferred sales charge (CDSC) on these shares of up to 1.00% of the purchase price if you redeem them in the first 18 months after purchase. The Distributor will base this charge on the lower of your cost for the shares or their NAV at the time of sale. The CDSC does not apply to reinvested distributions.

The Distributor reserves the right to pay the entire sales charge to dealers. The Distributor may provide financial assistance to securities dealers in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers. The Distributor may also pay securities dealers from its own resources. With respect to the Equity Funds, the Distributor may pay securities dealers up to 1.00% of the offering price of Class A shares for individual sales of $1 million but less than $3 million, 0.50% of the offering price of Class A shares for individual sales over $3 million but less than $5 million and 0.25% of the offering price of Class A shares for individual sales of $5 million and above. With respect to the Fixed Income Funds, the Distributor may pay securities dealers up to 0.5% of the offering price of Class A shares for individual sales of $1 million but less than $3,000,000 and 0.25% of the offering price of Class A shares for individual sales of $3 million and above.

   Additional information will be more fully disclosed in the Funds' revised prospectus and
  statement of additional information, anticipated to be dated April 30, 2004.

FUND MANAGEMENT

The following information replaces the information in the section entitled "Fund Management - Portfolio Managers" commencing on page 56 of the Class A/B prospectus and page 45 of the Class Y prospectus:

GROWTH STOCK FUND, GROWTH AND INCOME AND VALUE FUNDS. The Equity Investment Team of the Asset Management Group of Bank of Hawaii is responsible for managing these three Funds. Team members include Howard Hodel, Clyde Powers, Bill Carpenter, Laughon Byrant, Aaron Nghiem and Jack Liu. Mr. Hodel, an Executive Vice President and Manager of the Adviser's registered investment adviser unit, has been head of Bank of Hawaii's Investment Services Group Analytics and Risk Management since January 2003; previously he served at Bank of America from 1994 to 2003 as the Managing Director of Market Risk Control Investments, and from 1987 to 1994 as Vice President in Corporate Finance. Mr. Powers, CFA, a Vice President of the Adviser, joined the Adviser in 1997; he previously served as a Portfolio Manager for Amcore Investment Group from 1995 to 1997, and as Managing Director-Investment Operations for Union Capital Advisors from 1984 to 1995. Mr. Carpenter, a Vice President of the Adviser, rejoined the Adviser in 1999; he previously served as a small cap analyst for Greenville Capital Management from 1996 to 1998, as a Portfolio Manager for First Hawaiian Bank's Trust Division from 1985 to 1995 and as the Risk Manager for Bank of Hawaii from 1980 to 1984. Mr. Bryant, an Assistant Vice President, has served the Adviser as a Securities Analyst since 1997; previously he served as Portfolio Manager from 1993 to 1997 in First Hawaiian Bank's Trust and Investments Division. Mr. Nghiem, an Assistant Vice President, serves as an Equity Risk and Senior Asset Allocation Analyst and has been with the Bank of Hawaii for 16 years. Mr. Liu, CFA, has served as an Equity Analyst for the Adviser since 2003; previously he served as Equity Analyst with Cutler & Co., LLC from 2000 to 2003 and pursued his degree at the University of Pennsylvania from 1996 to 2000.

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     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

PCP0043S1